UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2013
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    May 8, 2013

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		78

Form 13F Information Table Value Total:		$112,090,337

List of Other Included Managers:

NONE

                                      TITLE                     VALUE       SHARES/      SHRS/       INVS
NAME OF ISSUER                       OF CLASS      CUSIP      (X$1000)        PRN         PRN        DSCR
-----------------------------------------------------------------------------------------------------------------
ACE Ltd.                               ADR       G0070K103           1824        20500    SHRS       SOLE
Akamai Technologies                    COM       00971T101            668        18900    SHRS       SOLE
Allergan Inc.                          COM       018490102           2372        21250    SHRS       SOLE
Apache Corp                            COM       037411105            818        10600    SHRS       SOLE
BB&T Corporation                       COM       054937107           2191        69800    SHRS       SOLE
Becton Dickinson & Co                  COM       075887109           1195        12500    SHRS       SOLE
Blackrock Inc.                         COM       09247X101           2218         8635    SHRS       SOLE
Boeing Company                         COM       097023105           1477        17200    SHRS       SOLE
CBS Corp. Cl B                         COM       124857202           2022        43300    SHRS       SOLE
CenturyLink                            COM       156700106           1251        35600    SHRS       SOLE
Cerner Corp                            COM       156782104            933         9850    SHRS       SOLE
Chevrontexaco Corp                     COM       166764100            257         2165    SHRS       SOLE
Clean Harbors Inc.                     COM       184496107            250         4300    SHRS       SOLE
Cummins Inc.                           COM       231021106           1934        16700    SHRS       SOLE
Davita Healthcare                      COM       23918K108           1405        11850    SHRS       SOLE
Deere Company                          COM       244199105           1640    19077.403    SHRS       SOLE
Dr. Pepper Snapple                     COM       256131301           1521        32400    SHRS       SOLE
Eaton PLC                              ADR       278058102           1501        24500    SHRS       SOLE
Ebay, Inc.                             COM       278642103            417         7700    SHRS       SOLE
Ecolab Inc.                            COM       278865100           3239        40400    SHRS       SOLE
EMC Corporation                        COM       268648102           3102       129848    SHRS       SOLE
Encana Corporation                     ADR       292505104           1275        65500    SHRS       SOLE
Esterline Technology                   COM       297425100            310         4100    SHRS       SOLE
Express Scripts Hldgs CO               COM       302182100           2132        37000    SHRS       SOLE
Fiserv Inc.                            COM       337738108           2913        33150    SHRS       SOLE
Fresh Market Inc.                      COM       35804H106            866        20250    SHRS       SOLE
General Mills                          COM       370334104           2559        51900    SHRS       SOLE
Google Inc Class A                     COM       38259P508            993         1250    SHRS       SOLE
Hasbro Inc.                            COM       418056107           2122        48300    SHRS       SOLE
Helmerich & Payne Inc                  COM       423452101            762        12550    SHRS       SOLE
Hess Corporation                       COM       42809H107           2617        36550    SHRS       SOLE
J.P. Morgan Chase & Co.                COM       46625H100           1630        34350    SHRS       SOLE
Johnson & Johnson                      COM       478160104           1353    16599.832    SHRS       SOLE
Johnson Controls Inc.                  COM       478366107           2858        81500    SHRS       SOLE
Kite Realty Group                      COM       49803T102             94        14000    SHRS       SOLE
Louisiana Pacific Corp                 COM       546347105            374        17300    SHRS       SOLE
MasterCard                             COM       57636Q104           3723         6880    SHRS       SOLE
Maxim Integrated Products, Inc         COM       57772K101            829        25400    SHRS       SOLE
Microsoft Corporation                  COM       594918104           1261        44100    SHRS       SOLE
Monsanto                               COM       61166W101           2118        20050    SHRS       SOLE
Neustar, Inc.                          COM       64126X201            586        12600    SHRS       SOLE
NextEra Energy Inc.                    COM       65339F101            715         9200    SHRS       SOLE
Norfolk Southern Corp                  COM       655844108           2594        33650    SHRS       SOLE
Novartis A G Spon ADR                  ADR       66987V109           2561        35950    SHRS       SOLE
Pentair LTD                            ADR       709631105           2210        41900    SHRS       SOLE
PepsiCo Inc.                           COM       713448108           2500        31600    SHRS       SOLE
Plum Creek Timber Co                   COM       729251108           1383        26500    SHRS       SOLE
Potash Corp.                           COM       73755L107           1641        41800    SHRS       SOLE
Procter & Gamble                       COM       742718109           1734        22500    SHRS       SOLE
Qualcomm Inc                           COM       747525103           2343        35000    SHRS       SOLE
Raytheon Co.                           COM       755111507            561         9550    SHRS       SOLE
SAP AG                                 ADR       803054204           1035        12850    SHRS       SOLE
Schlumberger Ltd.                      ADR       806857108           1760        23500    SHRS       SOLE
Steel Dynamics, Inc.                   COM       858119100            922        58100    SHRS       SOLE
Stericycle Inc.                        COM       858912108           1083        10200    SHRS       SOLE
Teva Pharmaceuticals                   ADR       881624209            782        19700    SHRS       SOLE
Thermo Fisher Scientific               COM       883556102           2264        29600    SHRS       SOLE
Thomson Reuters Corp                   ADR       884903105           2054        63250    SHRS       SOLE
Tiffany & Co.                          COM       891160509           1752        25200    SHRS       SOLE
Toronto Dominion Bank                  ADR       891160509           1532        18400    SHRS       SOLE
Total S.A.                             ADR       286269105            679        14150    SHRS       SOLE
Tupperware Corp                        COM       899896104           1582        19350    SHRS       SOLE
Union Pacific Corp.                    COM       907818108           2250        15800    SHRS       SOLE
Vera Bradley, Inc.                     COM       92335C106            293        12400    SHRS       SOLE
Vodafone Grp Plc ADR                   ADR       92857W100           1576        55500    SHRS       SOLE
Waste Management Inc.                  COM       94196L109           2380        60700    SHRS       SOLE
Williams Sonoma                        COM       969904101            629        12200    SHRS       SOLE
Xerox Corporation                      COM       984121103           2073       241100    SHRS       SOLE
Alerian MLP ETF                        COM       00162Q866            717        40450    SHRS       SOLE
Bk. of Amer. Conv. Pfd.                PFD       060505682           1552         1270    SHRS       SOLE
Zions Bancorp Pfd C                    PFD       989701503            765        29600    SHRS       SOLE
BLDRS Emerging Market 50 ADR           COM       09348R300            432        11200    SHRS       SOLE
Claymore Zachs Dividend ETF            COM       18383M506            253        10600    SHRS       SOLE
iShares S&P Midcap 400                 COM       464287507            222         1925    SHRS       SOLE
iShares S&P Smallcap 600               COM       464287804            335         3850    SHRS       SOLE
Market Vectors Agribusiness ET         COM       5706OU605            227         4200    SHRS       SOLE
Midcap S&P SPDR                        COM       595635103            298         1420    SHRS       SOLE
SPDR S&P 500 Index                     COM       78462F103            789         5037    SHRS       SOLE